EQUITY (Tables)	3 Months Ended
Mar. 31, 2013
Equity Tables
Summary of common stock activity

The following table summarizes common stock activity for the three months ended March 31, 2013:

Common Stock

Shares outstanding at December 31, 2012	76,639,849
Shares issued pursuant to options exercised for cash	10,000
Shares issued pursuant to cashless warrants exercised	982,419
Shares issued pursuant to warrants exercised for cash	31,539
Shares outstanding at March 31, 2013	77,663,807

Summary of warrant activity

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted- Average Exercise Price

Balance at December 31, 2012	18,788,485	$0.56
Granted	1,137,632	$0.96
Expired / Canceled	(688,749)	$1.49
Exercised	(1,948,792)	$0.50
Balance at March 31, 2013	17,288,576	$0.56

Summary of stock option plans activity

A summary of the activity under the Company’s stock option plans is as follows:

	Options	Weighted-Average Exercise Price
Balance at December 31, 2012	3,031,221	$0.82
Granted	410,000	$0.93
Expired/Cancelled	(9,996)	$0.82
Exercised	(10,000)	$0.17

Balance at March 31, 2013	3,421,225	$0.83